Morgan Stanley Tax-Managed Growth Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002

Dear Shareholder:

During the six-month period ended February 28, 2002, mixed economic signals and uncertain expectations among investors contributed to a volatile stock market. The reporting period began with the U.S. markets in an extended slump, which was exacerbated by the terrorist attacks of September 11. Although the markets rebounded in October and November, they began to fall when Enron's accounting problems were exposed in December. Negative economic news, including rising unemployment and weak corporate spending, offset more positive economic news. A 40-year low in interest rates, resilient consumer spending and strong residential real estate values were not enough to convince investors that an economic recovery was imminent. Furthermore, the steady stream of negative news about Enron raised investors' fears about corporate accounting practices at many other companies.

Performance and Portfolio Strategy
For the six-month period ended February 28, 2002, Morgan Stanley Tax-Managed Growth Fund's Class A, B, C and D shares posted total returns of -1.50 percent, -1.82 percent, -1.82 percent and -1.35 percent, respectively. For the same period the Standard & Poor's 500 Index returned -1.67 percent.* The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Given the uncertain economic environment, the sub-advisor constantly assessed the portfolio to find what it believed to be the most appropriate mix of stable- and cyclical-growth stocks. Stable-growth stocks have historically grown at a moderate pace in a variety of economic conditions. Conversely, cyclical-growth stocks have historically been tied strongly to economic cycles. For example, when technology stocks began to improve in October, the sub-advisor shifted the portfolio to the more-cyclical technology stocks. However, when the valuations of these stocks began to rise beyond what the fundamentals warranted, the sub-advisor sold some of the Fund's technology positions. The proceeds from these sales were used to purchase more-defensive growth stocks in the health-care sector. Intense fundamental research drove the sub-advisor's search for new opportunities. Given the volatile market environment, the Fund held fewer names during the period.

The Fund benefited most from its holdings in the health-care industry -- primarily of large, established pharmaceutical companies, which have historically exhibited defensive characteristics. Pfizer, a major pharmaceutical company, was one of the portfolio's best-performing holdings. This company has one of

--------------
* The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Tax-Managed Growth Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002 continued

the most effective, largest sales force in its industry and has historically been able to grow in a sluggish economic environment. In addition, the company is developing some promising new drugs, and none of its major patents begin expiring until 2006.

Consumer staples companies, particularly in food and beverages, also performed well during the period under review because demand for their product has remained relatively consistent. Within this sector, the sub-advisor has focused on companies it believed represented the strongest franchises, including Pepsi, Anheuser-Busch and Kraft.

The industrial sector was the largest detractor from overall performance during the period. In particular, Tyco's highly publicized problems had a decisively negative effect on the Fund. Tyco's stock has been in the portfolio since its inception and was the largest position in January. In the past, Tyco had faced accusations of accounting irregularities, but the Securities and Exchange Commission had cleared the company of all charges. However, as Enron's collapse caused widespread fear among investors and the seeming risks of holding Tyco's stock grew, the sub-advisor began trimming the Fund's position. Then, in January, Tyco announced that the company would split into four separate companies. Because it did not believe strongly in the company's new direction, the sub-advisor sold Tyco from the portfolio.

United Technologies, an industrial company that manufactures and services equipment for the aviation industry, was also a detractor from Fund performance. Early in the period, United Technologies represented a significant position in the portfolio. However, after the events of September 11 the sub-advisor eliminated the position because of the company's heavy exposure to the aircraft industry.

Looking Ahead
Morgan Stanley Investment Management believes that the market has been at an inflection point for some time now. If the recent stream of positive economic data continues, the markets may respond well. At the same time, however, the market continues to be plagued by negative factors. Notably, if additional companies report accounting problems or if the debt market collapses, the sub-advisor believes that the stock market could fall further. Furthermore, there have not been many positive data points from companies indicating that conditions have materially improved.

As the markets await better economic news, the sub-advisor will continue to conduct intense research on the companies held in the portfolio. Knowing the Fund's holdings inside and out is a hallmark of the Fund's portfolio management team. The sub-advisor believes that this strategy gives it an information edge when selecting investments for the Fund.

Morgan Stanley Tax-Managed Growth Fund
Letter to the Shareholders o February 28, 2002 continued

We appreciate your ongoing support of Morgan Stanley Tax-Managed Growth Fund and look forward to serving your investment needs.

Very truly yours,


[GRAPHIC OMITTED]                             [GRAPHIC OMITTED]
/s/ Charles A. Fiumefreddo                    /s/ Mitchell M. Merin
-------------------------------               ------------------------------
Charles A. Fiumefreddo                        Mitchell M. Merin
Chairman of the Board                         President

Morgan Stanley Tax-Managed Growth Fund
FUND PERFORMANCE o FEBRUARY 28, 2002


                                               AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
                           CLASS A SHARES*                                          CLASS B SHARES**
------------------------------------------------------------  -------------------------------------------------------------
PERIOD ENDED 2/28/02                                          PERIOD ENDED 2/28/02
---------------------------                                   ---------------------------
1 Year                       (13.44)%(1)         (17.98)%(2)  1 Year                       (13.94)%(1)       (18.25)%(2)
Since Inception (4/26/00)    (20.39)%(1)         (22.68)%(2)  Since Inception (4/26/00)    (20.98)%(1)       (22.71)%(2)
                                                              After Tax++
                                                              1 Year                       (18.25)%(2)(3)    (11.20)%(2)(4)
                                                              Since Inception (4/26/00)    (22.71)%(2)(3)    (17.75)%(2)(4)

                          CLASS C SHARES+                                     CLASS D SHARES(+)(+)
-------------------------------------------------------       --------------------------------------------------
PERIOD ENDED 2/28/02                                          PERIOD ENDED 2/28/02
---------------------------                                   ---------------------------
1 Year                       (13.94)%(1)    (14.80)%(2)       1 Year                               (13.16)%(1)
Since Inception (4/26/00)    (20.98)%(1)    (20.98)%(2)       Since Inception (4/26/00)            (20.19)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  SEC standardized after-tax total return on distributions.
(4) SEC standardized after-tax total return on distributions and sale of fund shares.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
++ Reflects the affects of taxes on returns of Class B shares assuming the highest individual federal marginal tax rate and excluding any state and local taxes.
+ The maximum CDSC for Class C shares is 1.0% for shares redeemed within one year of purchase.
(+)(+) Class D shares have no sales charge.

Morgan Stanley Tax-Managed Growth Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002





NUMBER OF                                                             NUMBER OF
 SHARES                                                     VALUE      SHARES                                              VALUE
-------------------------------------------------------------------   -------------------------------------------------------------
               Common Stocks (98.3%)                                                Computer Peripherals (0.4%)
               Aerospace & Defense (3.2%)                              38,250       EMC Corp.* ......................   $   416,925
   3,600       Alliant Techsystems, Inc.* ...........   $   338,076                                                     -----------
  25,600       General Dynamics Corp. ...............     2,326,528                 Computer Processing
   1,400       Integrated Defense                                                     Hardware (3.7%)
                 Technologies, Inc.* ................        35,700    57,000       Dell Computer Corp.* ............     1,407,330
  26,000       Raytheon Co. .........................     1,005,940    23,550       International Business
                                                        -----------                   Machines Corp. ................     2,310,726
                                                          3,706,244    65,950       Sun Microsystems, Inc.* .........       561,234
                                                        -----------                                                     -----------
               Apparel/Footwear Retail (0.7%)                                                                             4,279,290
  26,600       Limited, Inc. (The) ..................       479,066                                                     -----------
   8,100       TJX Companies, Inc. (The) ............       307,557                 Data Processing Services (1.7%)
                                                        -----------     9,600       Affiliated Computer Services,
                                                            786,623                   Inc. (Class A)* ...............       469,536
                                                        -----------     8,500       Concord EFS, Inc.* ..............       255,255
               Beverages: Alcoholic (1.8%)                             15,500       First Data Corp. ................     1,263,560
  42,150       Anheuser-Busch Companies,                                                                                -----------
                 Inc. ...............................     2,143,327                                                       1,988,351
                                                        -----------                                                     -----------
               Beverages: Non-Alcoholic (0.7%)                                      Discount Stores (4.5%)
  17,525       Coca-Cola Co. (The) ..................       830,510    20,200       BJ's Wholesale Club, Inc.* ......       831,230
                                                        -----------    23,350       Costco Wholesale Corp.* .........       963,421
               Biotechnology (3.2%)                                    13,400       Dollar Tree Stores, Inc.* .......       429,336
  24,550       Amgen Inc.* ..........................     1,423,409    47,850       Wal-Mart Stores, Inc. ...........     2,967,178
   8,000       Celgene Corp.* .......................       208,720                                                     -----------
   7,300       Genentech, Inc.* .....................       344,560                                                       5,191,165
   8,875       Gilead Sciences, Inc.* ...............       625,332                                                     -----------
  12,075       IDEC Pharmaceuticals Corp.*                  758,551                 Drugstore Chains (0.4%)
   7,450       MedImmune, Inc.* .....................       307,163    10,550       Walgreen Co. ....................       424,532
                                                        -----------                                                     -----------
                                                          3,667,735                 Electronic Production
                                                        -----------                   Equipment (0.7%)
               Broadcasting (0.5%)                                     19,700       Applied Materials, Inc.* ........       856,359
  14,700       Univision Communications,                                                                                -----------
                 Inc. (Class A)* ....................       606,228                 Finance/Rental/Leasing (3.5%)
                                                        -----------    21,950       Capital One Financial Corp. .....     1,081,476
               Cable/Satellite TV (1.3%)                               45,950       Freddie Mac .....................     2,928,853
 122,350       Liberty Media Corp. (Class A)*             1,566,080                                                     -----------
                                                        -----------                                                       4,010,329
               Computer Communications (2.1%)                                                                           -----------
                                                                                    Financial Conglomerates (3.4%)
  10,150       Brocade Communications                                  88,466       Citigroup, Inc. .................     4,003,086
                 Systems, Inc.* .....................       222,995                                                     -----------
 154,600       Cisco Systems, Inc.* .................     2,206,142                 Food Retail (0.4%)
                                                        -----------    10,125       Safeway Inc.* ...................       435,172
                                                          2,429,137                                                     -----------
                                                        -----------


                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued


NUMBER OF                                                          NUMBER OF
 SHARES                                                VALUE        SHARES                                                VALUE
----------------------------------------------------------------   ---------------------------------------------------------------
                Food: Major Diversified (3.9%)                                    Medical Distributors (0.8%)
      50,750    Kraft Foods Inc. (Class A) .......   $ 1,984,325         9,050    AmerisourceBergen Corp. ..........   $   612,685
      51,270    PepsiCo, Inc. ....................     2,589,135         5,300    Cardinal Health, Inc. ............       350,277
                                                     -----------                                                       -----------
                                                       4,573,460                                                           962,962
                                                     -----------                                                       -----------
                Home Improvement Chains (3.1%)                                    Medical Specialties (1.7%)
      71,550    Home Depot, Inc. (The) ...........     3,577,500         5,000    Applera Corp. ....................       113,000
                                                     -----------        11,150    Baxter International, Inc. .......       618,602
                Hospital/Nursing Management (0.8%)                      27,250    Medtronic, Inc. ..................     1,213,715
      22,200    HCA Inc. .........................       904,206                                                       -----------
                                                     -----------                                                         1,945,317
                Household/Personal Care (1.5%)                                                                         -----------
      14,550    Colgate-Palmolive Co. ............       814,509                  Multi-Line Insurance (2.3%)
      10,950    Procter & Gamble Co. (The) .......       928,450        36,600    American International Group,
                                                     -----------                    Inc. ...........................     2,707,302
                                                       1,742,959                                                       -----------
                                                     -----------                  Oil & Gas Production (0.5%)
                Industrial Conglomerates (5.5%)                         11,600    Anardarko Petroleum Corp. ........       604,360
     166,150    General Electric Co. .............     6,396,775                                                       -----------
                                                     -----------                  Oilfield Services/Equipment (1.4%)
                Information Technology                                  38,100    Baker Hughes Inc. ................     1,345,311
                  Services (0.2%)                                        8,000    BJ Services Co.* .................       265,200
       7,950    PeopleSoft, Inc.* ................       231,106                                                       -----------
                                                     -----------                                                         1,610,511
                Internet Software/Services (0.1%)                                                                      -----------
       5,700    Siebel Systems, Inc.* ............       158,232                  Other Consumer Services (0.2%)
                                                     -----------         7,450    Weight Watchers International,
                Investment Banks/Brokers (1.5%)                                     Inc.* ..........................       268,573
      16,975    Goldman Sachs Group, Inc.                                                                              -----------
                  (The) ..........................     1,373,957                  Packaged Software (7.3%) .........
      30,700    Schwab (Charles) Corp. (The)......       400,328        27,150    Intuit Inc.* .....................     1,028,714
                                                     -----------        88,125    Microsoft Corp.* .................     5,141,213
                                                       1,774,285        89,250    Oracle Corp.* ....................     1,483,335
                                                     -----------        22,509    VERITAS Software Corp.* ..........       798,844
                Major Banks (0.7%)                                                                                     -----------
      20,700    Bank of New York Co., Inc. .......       779,148                                                         8,452,106
                                                     -----------                                                       -----------
                Major Telecommunications (1.9%)                                   Pharmaceuticals: Major (15.6%)
      32,500    SBC Communications, Inc. .........     1,229,800        17,025    Abbott Laboratories ..............       962,764
      20,958    Verizon Communications Inc. ......       980,834        38,975    American Home Products
                                                     -----------                    Corp. ..........................     2,476,861
                                                       2,210,634        30,675    Bristol-Myers Squibb Co. .........     1,441,725
                                                     -----------        38,725    Johnson & Johnson ................     2,358,353
                Media Conglomerates (2.6%)                               9,050    Lilly (Eli) & Co. ................       685,357
      75,600    AOL Time Warner Inc.* ............     1,874,880        34,050    Merck & Co., Inc. ................     2,088,287
      24,470    Viacom, Inc. (Class B) * .........     1,139,079       159,950    Pfizer, Inc. .....................     6,551,552
                                                     -----------
                                                      3,013,959
                                                     -----------


                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 continued


NUMBER OF                                                             NUMBER OF
 SHARES                                                   VALUE        SHARES                                              VALUE
------------------------------------------------------------------    -------------------------------------------------------------
     21,850    Pharmacia Corp. ....................   $   896,943                Tobacco (1.5%)
     20,125    Schering-Plough Corp. ..............       694,111      13,300    Loews Corp.- Carolina Group.........   $   395,675
                                                      -----------      24,475    Philip Morris Companies, Inc. ......     1,288,854
                                                       18,155,953                                                       -----------
                                                      -----------                                                         1,684,529
               Recreational Products (0.5%)                                                                             -----------
      8,600    International Game                                                Wireless Telecommunications (0.2%)
                 Technology* ......................       580,672      21,650    AT&T Wireless Services Inc.*........       218,448
                                                      -----------                                                       -----------
               Regional Banks (1.2%)                                             Total Common Stocks
     21,675    Fifth Third Bancorp ................     1,381,998                (Cost $118,095,965) ................   114,142,974
                                                      -----------                                                       -----------
               Restaurants (0.3%)
      5,500    Tricon Global Restaurants,
                 Inc.* ............................       325,215
                                                      -----------
               Semiconductors (7.1%)                                   PRINCIPAL
     19,800    Altera Corp.* ......................       377,586      AMOUNT IN
     12,050    Analog Devices, Inc.* ..............       448,381      THOUSANDS
      2,950    Broadcom Corp. (Class A)* ..........        90,418     ----------
    160,100    Intel Corp. ........................     4,570,855                    Short-Term Investment (1.6%)
     18,700    Linear Technology Corp. ............       688,721                    Repurchase Agreement
      2,250    Maxim Integrated Products,                             $   1,827      Joint repurchase agreement
                 Inc.* ............................       102,960                     account 1.895% due
     54,175    Texas Instruments, Inc. ............     1,590,036                     03/01/02 (dated
      8,950    Xilinx, Inc.* ......................       321,484                     02/28/02; proceeds
                                                      -----------                     $1,827,096) (a)
                                                        8,190,441                     (Cost $1,827,000)...........      1,827,000
                                                      -----------                                                     ------------
               Services to the Health                                 Total Investment
                 Industry (2.5%)                                      (Cost $119,922,965) (b) .........    99.9%        115,969,974
     26,200    Laboratory Corp. of America                            Other Assets in Excess of
                 Holdings* ........................     2,134,776     Liabilities .....................     0.1             102,945
     11,400    Quest Diagnostics Inc.* ............       808,374                                         -----         -----------
                                                      -----------     Net Assets ......................   100.0%       $116,072,919
                                                        2,943,150                                         =====         ===========
                                                      -----------
               Specialty Stores (0.5%)
      8,800    PETCO Animal Supplies Inc.* ........       178,200
     12,150    Tiffany & Co. ......................       398,642
                                                      -----------
                                                          576,842
                                                      -----------
               Telecommunication Equipment (0.7%)
     21,100    Motorola, Inc. .....................       274,300
     16,750    QUALCOMM Inc.* .....................       556,938
                                                      -----------
                                                          831,238
                                                      -----------



------------
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,219,076 and the aggregate gross unrealized depreciation is $13,172,067, resulting in net unrealized depreciation of $3,952,991.

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $119,922,965)..............................................    $ 115,969,974
Receivable for:
  Investments sold ...............................................          764,175
  Shares of beneficial interest sold .............................          205,382
  Dividends ......................................................           86,858
Prepaid expenses and other assets ................................           30,140
                                                                      -------------
  Total Assets ...................................................      117,056,529
                                                                      -------------
Liabilities:
Payable for:
  Investments purchased ..........................................          555,894
  Shares of beneficial interest repurchased ......................          191,658
  Distribution fee ...............................................           83,272
  Investment management fee ......................................           76,873
Accrued expenses and other payables ..............................           75,913
                                                                      -------------
  Total Liabilities ..............................................          983,610
                                                                      -------------
  Net Assets .....................................................    $ 116,072,919
                                                                      =============
Composition of Net Assets:
Paid-in-capital ..................................................    $ 180,787,752
Net unrealized depreciation ......................................       (3,952,991)
Net investment loss ..............................................         (750,893)
Accumulated net realized loss ....................................      (60,010,949)
                                                                      -------------
  Net Assets .....................................................    $ 116,072,919
                                                                      =============
Class A Shares:
Net Assets .......................................................    $   8,728,448
Shares Outstanding (unlimited authorized, $.01 par value).........        1,328,762
  Net Asset Value Per Share ......................................    $        6.57
                                                                      =============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................    $        6.93
                                                                      =============
Class B Shares:
Net Assets .......................................................    $  90,498,805
Shares Outstanding (unlimited authorized, $.01 par value).........       13,974,593
  Net Asset Value Per Share ......................................    $        6.48
                                                                      =============
Class C Shares:
Net Assets .......................................................    $  14,138,383
Shares Outstanding (unlimited authorized, $.01 par value).........        2,183,135
  Net Asset Value Per Share ......................................    $        6.48
                                                                      =============
Class D Shares:
Net Assets .......................................................    $   2,707,283
Shares Outstanding (unlimited authorized, $.01 par value).........          410,464
  Net Asset Value Per Share ......................................    $        6.60
                                                                      =============

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations

For the six months ended February 28, 2002 (unaudited)



Net Investment Loss:
Income
Dividends .....................................    $     502,880
Interest ......................................           22,169
                                                   -------------
  Total Income ................................          525,049
                                                   -------------
Expenses

Investment management fee .....................          516,831
Distribution fee (Class A shares) .............           11,860
Distribution fee (Class B shares) .............          474,471
Distribution fee (Class C shares) .............           74,395
Transfer agent fees and expenses ..............           80,944
Registration fees .............................           36,574
Custodian fees ................................           27,560
Shareholder reports and notices ...............           18,559
Professional fees .............................           15,451
Trustees' fees and expenses ...................            5,857
Other .........................................           13,440
                                                   -------------
  Total Expenses ..............................        1,275,942
                                                   -------------
  Net Investment Loss .........................         (750,893)
                                                   -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................      (11,983,727)
Net change in unrealized depreciation .........       10,423,546
                                                   -------------
  Net Loss ....................................       (1,560,181)
                                                   -------------
Net Decrease ..................................    $  (2,311,074)
                                                   =============

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets


                                                                                FOR THE SIX       FOR THE YEAR
                                                                                MONTHS ENDED          ENDED
                                                                             FEBRUARY 28, 2002   AUGUST 31, 2001
                                                                            ------------------- ----------------
                                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................    $    (750,893)    $  (1,952,462)
Net realized loss .........................................................      (11,983,727)      (42,877,887)
Net change in unrealized appreciation/depreciation ........................       10,423,546       (28,350,200)
                                                                               -------------     -------------
  Net Decrease ............................................................       (2,311,074)      (73,180,549)

Net increase (decrease) from transactions in shares of beneficial interest        (8,152,057)       17,076,292
                                                                               -------------     -------------
  Net Decrease ............................................................      (10,463,131)      (56,104,257)

Net Assets:
Beginning of period .......................................................      126,536,050       182,640,307
                                                                               -------------     -------------
End of Period
(Including a net investment loss of $750,893 and $0, respectively).........    $ 116,072,919     $ 126,536,050
                                                                               =============     =============

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Tax-Managed Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital on an after-tax basis. The Fund seeks to achieve its objective by investing primarily in common stocks of companies having stock market values or capitalizations of at least $1 billion. The Fund was organized as a Massachusetts business trust on December 27, 1999 and commenced operations on April 26, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,540,924 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares, and Class C shares of $864, $242,987 and $1,197, respectively and received $8,125 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002 aggregated $53,300,800, and $62,624,670, respectively.

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $12,300.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:


                                              FOR THE SIX                    FOR THE YEAR
                                             MONTHS ENDED                        ENDED
                                           FEBRUARY 28, 2002                AUGUST 31, 2001
                                    ------------------------------- -------------------------------
                                              (unaudited)
                                         SHARES          AMOUNT           SHARES          AMOUNT
                                    --------------- ---------------  --------------- ---------------
CLASS A SHARES
Sold ..............................        52,777    $     359,802         571,319    $   4,795,778
Redeemed ..........................      (227,850)      (1,546,631)       (854,258)      (7,213,037)
                                         --------    -------------        --------    -------------
Net decrease - Class A ............      (175,073)      (1,186,829)       (282,939)      (2,417,259)
                                         --------    -------------        --------    -------------
CLASS B SHARES
Sold ..............................     1,283,175        8,556,812       5,747,782       48,334,584
Redeemed ..........................    (2,256,880)     (14,919,536)     (3,879,762)     (30,181,292)
                                       ----------    -------------      ----------    -------------
Net increase (decrease) - Class B .      (973,705)      (6,362,724)      1,868,020       18,153,292
                                       ----------    -------------      ----------    -------------
CLASS C SHARES
Sold ..............................       172,317        1,156,777         603,295        5,199,940
Redeemed ..........................      (375,187)      (2,489,539)       (817,412)      (6,396,774)
                                       ----------    -------------      ----------    -------------
Net decrease - Class C ............      (202,870)      (1,332,762)       (214,117)      (1,196,834)
                                       ----------    -------------      ----------    -------------
CLASS D SHARES
Sold ..............................       181,218        1,235,710         480,548        4,157,922
Redeemed ..........................       (74,673)        (505,452)       (206,605)      (1,620,829)
                                       ----------    -------------      ----------    -------------
Net increase - Class D ............       106,545          730,258         273,943        2,537,093
                                       ----------    -------------      ----------    -------------
Net increase (decrease) in Fund ...    (1,245,103)   $  (8,152,057)      1,644,907    $  17,076,292
                                       ==========    =============      ==========    =============

6. Federal Income Tax Status
At August 31, 2001, the Fund had a net capital loss carryover of approximately $10,034,000 which will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the next taxable year are deemed to arise on first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $37,703,000 during fiscal 2001.

As of August 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                               FOR THE SIX          FOR THE YEAR       APRIL 26, 2000*
                                                               MONTHS ENDED            ENDED               THROUGH
                                                            FEBRUARY 28, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -------------------   -----------------   ------------------
                                                               (unaudited)
Class A Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................         $ 6.67               $ 10.46              $ 10.00
                                                                 ------               -------              -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.02)                (0.04)               (0.02)
 Net realized and unrealized gain (loss) ...............         (0.08)                (3.75)                0.48
                                                                 ------               -------              -------
Total income (loss) from investment operations .........         (0.10)                (3.79)                0.46
                                                                 ------               -------              -------
Net asset value, end of period .........................         $ 6.57               $  6.67              $ 10.46
                                                                 ======               =======              =======
Total Return+ ..........................................         (1.50)%(1)            (36.23)%               4.60%(1)

Ratios To Average Net Assets(3):
Expenses ...............................................          1.43%(2)               1.35%                 1.46%(2)
Net investment loss ....................................         (0.57)%(2)             (0.55)%              (0.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................        $8,728                $10,036              $18,695
Portfolio turnover rate ................................            44%(1)                 78%                  17%(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                       FOR THE PERIOD
                                                               FOR THE SIX          FOR THE YEAR       APRIL 26, 2000*
                                                               MONTHS ENDED            ENDED               THROUGH
                                                            FEBRUARY 28, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -------------------   -----------------   ------------------
                                                               (unaudited)
Class B Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................         $  6.60           $ 10.44                 $  10.00
                                                                 -------           -------                 --------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.04)            (0.11)                   (0.04)
 Net realized and unrealized gain (loss) ...............          (0.08)            (3.73)                    0.48
                                                                 -------           -------                 --------
Total income (loss) from investment operations .........          (0.12)            (3.84)                    0.44
                                                                 -------           -------                 --------
Net asset value, end of period .........................         $  6.48           $  6.60                 $  10.44
                                                                 =======           =======                 ========
Total Return+ ..........................................           (1.82)%(1)       (36.78)%                   4.40%(1)

Ratios To Average Net Assets(3):
Expenses ...............................................            2.18%(2)          2.15%                    2.21%(2)
Net investment loss ....................................           (1.32)%(2)        (1.35)%                  (1.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................         $90,499           $98,710                 $136,498
Portfolio turnover rate ................................              44%(1)            78%                      17%(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                       FOR THE PERIOD
                                                               FOR THE SIX          FOR THE YEAR       APRIL 26, 2000*
                                                               MONTHS ENDED            ENDED               THROUGH
                                                            FEBRUARY 28, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -------------------   -----------------   ------------------
                                                               (unaudited)
Class C Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................         $  6.60           $ 10.44                 $ 10.00
                                                                 -------           -------                 -------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.04)            (0.11)                 ( 0.04)
 Net realized and unrealized gain (loss) ...............          (0.08)            (3.73)                   0.48
                                                                 -------           -------                 -------
Total income (loss) from investment operations .........          (0.12)            (3.84)                   0.44
                                                                 -------           -------                 -------
Net asset value, end of period .........................         $  6.48           $  6.60                 $ 10.44
                                                                 =======           =======                 =======
Total Return+ ..........................................           (1.82)%(1)       (36.78)%                  4.40%(1)

Ratios To Average Net Assets(3):
Expenses ...............................................            2.18%(2)          2.15 %                  2.21%(2)
Net investment loss ....................................           (1.32)%(2)        (1.35)%                 (1.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................         $14,138           $15,756                 $27,133
Portfolio turnover rate ................................              44%(1)            78%                     17%(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                                                       FOR THE PERIOD
                                                               FOR THE SIX          FOR THE YEAR       APRIL 26, 2000*
                                                               MONTHS ENDED            ENDED               THROUGH
                                                            FEBRUARY 28, 2002     AUGUST 31, 2001      AUGUST 31, 2000
                                                           -------------------   -----------------   ------------------
                                                               (unaudited)
Class D Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................         $  6.69           $ 10.47                $ 10.00
                                                                 -------           -------                -------
Income (loss) from investment operations:
 Net investment loss ...................................           (0.01)            (0.03)                 (0.01)
 Net realized and unrealized gain (loss) ...............           (0.08)            (3.75)                  0.48
                                                                 -------           -------                -------
Total income (loss) from investment operations .........           (0.09)            (3.78)                  0.47
                                                                 -------           -------                -------
Net asset value, end of period .........................         $  6.60           $  6.69                $ 10.47
                                                                 =======           =======                =======
Total Return+ ..........................................           (1.35)%(1)       (36.10)%                 4.70%(1)

Ratios To Average Net Assets(3):
Expenses ...............................................            1.18%(2)          1.15%                  1.21%(2)
Net investment loss ....................................           (0.32)%(2)        (0.35)%                (0.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................          $2,707           $ 2,034                $   314
Portfolio turnover .....................................              44%(1)            78%                    17%(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

TRUSTEES                                                     Morgan Stanley Logo
Michael Bozic                                                  [GRAPHIC OMITTED]
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell                                              Morgan Stanley
John L. Schroeder                                              Tax-Managed
                                                               Growth Fund
OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center                                     Semiannual Report
New York, New York 10281                                       February 28, 2002

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020




The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                         36176RPT